SUPPLEMENT DATED NOVEMBER 20, 2007 TO THE

FIRST INVESTORS EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2007

On November 15, 2007, the Board of Trustees of the First Investors Equity Funds approved a change in the name of the Mid-Cap Opportunity Fund (“Fund”) to the Opportunity Fund and also approved the removal of the requirement for the Fund to invest at least 80% of its net assets in mid-cap stocks. The Fund will continue to invest primarily in mid-cap stocks as defined in the prospectus.  The goal of these changes is to provide some additional flexibility in the management of the Fund’s portfolio. The Fund’s other principal investment strategies and its risks will remain the same. These changes will not become effective until January 31, 2008.

EP1107

SUPPLEMENT DATED NOVEMBER 20, 2007 TO THE

FIRST INVESTORS MID-CAP OPPORTUNITY FUND PROSPECTUS

DATED JANUARY 31, 2007

On November 15, 2007, the Board of Trustees of the First Investors Equity Funds approved a change in the name of the Mid-Cap Opportunity Fund (“Fund”) to the Opportunity Fund and also approved the removal of the requirement for the Fund to invest at least 80% of its net assets in mid-cap stocks. The Fund will continue to invest primarily in mid-cap stocks as defined in the prospectus.  The goal of these changes is to provide some additional flexibility in the management of the Fund’s portfolio. The Fund’s other principal investment strategies and its risks will remain the same. These changes will not become effective until January 31, 2008.

MC1107

SUPPLEMENT DATED NOVEMBER 20, 2007 TO THE

FIRST INVESTORS EQUITY FUNDS

STATEMENT OF ADDITIONAL INFORMATION

TOTAL RETURN

VALUE

BLUE CHIP

GROWTH & INCOME

GLOBAL

ALL-CAP GROWTH

MID-CAP OPPORTUNITY

SPECIAL SITUATIONS

FOCUSED EQUITY

INTERNATIONAL

Dated January 31, 2007

On November 15, 2007, the Board of Trustees of the First Investors Equity Funds approved a change in the name of the Mid-Cap Opportunity Fund (“Fund”) to the Opportunity Fund and also approved the removal of the requirement for the Fund to invest at least 80% of its net assets in mid-cap stocks. The Fund will continue to invest primarily in mid-cap stocks as defined in the prospectus.  The goal of these changes is to provide some additional flexibility in the management of the Fund’s portfolio. The Fund’s other principal investment strategies and its risks will remain the same. These changes will not become effective until January 31, 2008.

EFSAI1107